Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2016
Registrant Name	FRANKLIN STRATEGIC SERIES
Central Index Key	0000872625
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Sep. 01, 2016
Franklin Strategic Series FSS1-18 | Franklin Focused Core Equity Fund | CLASS A
Risk/Return:
Trading Symbol	FCEQX
Franklin Strategic Series FSS1-18 | Franklin Focused Core Equity Fund | CLASS C
Risk/Return:
Trading Symbol	FCEDX
Franklin Strategic Series FSS1-18 | Franklin Focused Core Equity Fund | CLASS R
Risk/Return:
Trading Symbol	FCERX
Franklin Strategic Series FSS1-18 | Franklin Focused Core Equity Fund | ADVISOR CLASS
Risk/Return:
Trading Symbol	FEFCX
Franklin Strategic Series FSS1-18 | Franklin Focused Core Equity Fund | Class R6
Risk/Return:
Trading Symbol	FCEZX
Franklin Strategic Series FSS1-18 | FRANKLIN GROWTH OPPORTUNITIES FUND | CLASS A
Risk/Return:
Trading Symbol	FGRAX
Franklin Strategic Series FSS1-18 | FRANKLIN GROWTH OPPORTUNITIES FUND | CLASS C
Risk/Return:
Trading Symbol	FKACX
Franklin Strategic Series FSS1-18 | FRANKLIN GROWTH OPPORTUNITIES FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FRAAX
Franklin Strategic Series FSS1-18 | FRANKLIN GROWTH OPPORTUNITIES FUND | CLASS R
Risk/Return:
Trading Symbol	FKARX
Franklin Strategic Series FSS1-18 | FRANKLIN GROWTH OPPORTUNITIES FUND | Class R6
Risk/Return:
Trading Symbol	FOPPX
Franklin Strategic Series FSS1-18 | FRANKLIN SMALL-MID CAP GROWTH FUND | CLASS A
Risk/Return:
Trading Symbol	FRSGX
Franklin Strategic Series FSS1-18 | FRANKLIN SMALL-MID CAP GROWTH FUND | CLASS C
Risk/Return:
Trading Symbol	FRSIX
Franklin Strategic Series FSS1-18 | FRANKLIN SMALL-MID CAP GROWTH FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FSGAX
Franklin Strategic Series FSS1-18 | FRANKLIN SMALL-MID CAP GROWTH FUND | CLASS R
Risk/Return:
Trading Symbol	FSMRX
Franklin Strategic Series FSS1-18 | FRANKLIN SMALL-MID CAP GROWTH FUND | Class R6
Risk/Return:
Trading Symbol	FMGGX
Franklin Strategic Series FSS2-16 | FRANKLIN BIOTECHNOLOGY DISCOVERY FUND | CLASS A
Risk/Return:
Trading Symbol	FBDIX
Franklin Strategic Series FSS2-16 | FRANKLIN BIOTECHNOLOGY DISCOVERY FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FTDZX
Franklin Strategic Series FSS2-16 | FRANKLIN BIOTECHNOLOGY DISCOVERY FUND | Class R6
Risk/Return:
Trading Symbol	FRBRX
Franklin Strategic Series FSS2-16 | FRANKLIN BIOTECHNOLOGY DISCOVERY FUND | Class C
Risk/Return:
Trading Symbol	FBTDX
Franklin Strategic Series FSS2-16 | FRANKLIN NATURAL RESOURCES FUND | CLASS C
Risk/Return:
Trading Symbol	FNCRX
Franklin Strategic Series FSS2-16 | FRANKLIN NATURAL RESOURCES FUND | CLASS A
Risk/Return:
Trading Symbol	FRNRX
Franklin Strategic Series FSS2-16 | FRANKLIN NATURAL RESOURCES FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FNRAX
Franklin Strategic Income Fund-15 | FRANKLIN STRATEGIC INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FRSTX
Franklin Strategic Income Fund-15 | FRANKLIN STRATEGIC INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FSGCX
Franklin Strategic Income Fund-15 | FRANKLIN STRATEGIC INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FKSAX
Franklin Strategic Income Fund-15 | FRANKLIN STRATEGIC INCOME FUND | CLASS R
Risk/Return:
Trading Symbol	FKSRX
Franklin Strategic Income Fund-15 | FRANKLIN STRATEGIC INCOME FUND | Class R6
Risk/Return:
Trading Symbol	FGKNX
Franklin Flexible Alpha Bond Fund-02 | Franklin Flexible Alpha Fund | Advisor Class
Risk/Return:
Trading Symbol	FZBAX
Franklin Flexible Alpha Bond Fund-02 | Franklin Flexible Alpha Fund | Class A
Risk/Return:
Trading Symbol	FABFX
Franklin Flexible Alpha Bond Fund-02 | Franklin Flexible Alpha Fund | Class C
Risk/Return:
Trading Symbol	FABDX
Franklin Flexible Alpha Bond Fund-02 | Franklin Flexible Alpha Fund | Class R
Risk/Return:
Trading Symbol	FABMX
Franklin Flexible Alpha Bond Fund-02 | Franklin Flexible Alpha Fund | Class R6
Risk/Return:
Trading Symbol	FABNX